Airport Concessions - Summary of Value of Concessions (Detail) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions	$ 8,778,988	$ 9,668,698	$ 10,328,521
MBJA [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions	2,974,709	3,409,289	3,624,466
MBJA [Member] | Accumulated amortization [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions	(8,137,101)	(7,699,609)	(7,263,696)
MBJA [Member] | Mexican airport concessions [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions	13,820,651	13,820,651	13,820,651
NMIA [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions	$ 120,729	$ 138,367	$ 147,100